Intangible assets and goodwill - Components (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
In-process research and development and Goodwill
Acquired product rights, Amortization	$ (1,255)	$ (2,511)
Goodwill, Beginning of Period		7,256	$ 7,256
Goodwill, End of Period	7,256	7,256	7,256
Total, Beginning of Period		68,156	43,807
Total, Additions			40,177
Total, Amortization	(1,255)	(2,511)
Total Impairment			(15,828)
Total, End of Period	65,645	65,645	68,156
Acquired product rights
In-process research and development and Goodwill
Acquired product rights, Beginning of Period		40,177
Acquired product rights, Additions			40,177
Acquired product rights, Amortization		(2,511)
Acquired product rights, End of Period	37,666	37,666	40,177
Total, Amortization		(2,511)
IPR&D
In-process research and development and Goodwill
IPR&D, Beginning of Period		20,723	36,551
IPR&D, Impairment			(15,828)
IPR&D, End of Period	$ 20,723	$ 20,723	$ 20,723